CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Costs and expenses charged by related parties		¥ 47,464	¥ 139,026
Other comprehensive income (loss), tax	¥ 0	0	0
Operating cost
Costs and expenses charged by related parties	0	47,464	52,034
Selling and marketing expenses
Costs and expenses charged by related parties	0	0	55,774
Pre-operation expenses
Costs and expenses charged by related parties	¥ 0	¥ 0	¥ 14,431